Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued expense	$ 2,325,766	$ 2,260,997
Accrued payroll and welfare	204,973	248,286
Contract liabilities	166,582	35,080
Payable for purchasing equipment	13,101	233,635
Others	330,294	383,260
Total	$ 3,040,716	$ 3,161,258